Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operation	$ (4,664,444)	$ (4,995,489)
Net income from discontinued operation, net of tax	30	131
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	1,025,366	300,266
Provision for inventories	42,971	(39,711)
Depreciation and amortization	532,950	555,918
Share-based compensation	360,737	151,875
Fair value changes in contingent asset	310,667
Loss from disposal of a subsidiary		2,561,856
Loss from long-term investment	102,419	110,789
Impairment loss of goodwill	1,362,044
Deferred tax benefits	(79,488)	(49,375)
Changes in operating assets and liabilities:
Accounts receivable	(1,466,444)	1,954,599
Notes receivable	(44,837)	(18,635)
Advances to suppliers	(3,562,143)	(5,137,730)
Inventories	(3,429,869)	(3,258,216)
Amount due from related parties, current	606,011	(1,717,313)
Prepaid expenses and other current assets	(616,233)	(180,560)
Accounts payable	(476,623)	(168,069)
Advances from customers	(237,395)	1,035,271
Income tax payable	(8,660)	5,587
Lease liabilities	(51,081)
Accrued expenses and other payables	(416,184)	701,730
Net cash used in operating activities from continuing operations	(10,710,206)	(8,187,076)
Net cash used in operating activities	(10,710,206)	(8,187,076)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(3,342,151)	(26,808)
Purchase of land use right		(1,748,169)
Purchase of short-term investments	(1,500,000)
Purchase of long-term investments	(29,104)	(7,174,496)
Prepayment for intent long-term investment	(3,219,361)	(1,318,788)
Loans to related parties	(2,778,965)	(1,569,072)
Collection of loans to related parties		1,540,976
Net cash inflow from disposal of subsidiaries	457,094	2,579,717
Net cash outflow due to acquisition of Changzhou Sixun		(578,629)
Net cash used in investing activities from continuing operations	(10,412,487)	(8,295,269)
Net cash used in investing activities	(10,412,487)	(8,295,269)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	2,581,039	759,737
Repayments of short-term borrowings	(735,457)	(2,580,238)
Proceeds from long-term borrowings	2,483,903
Loans from related parties	653,962	1,053,057
Repayments of loans from related parties	(460,702)	(130,176)
Collection of receivable from a shareholder		100,737
Cash receipts from equity issuance, net of issuance cost		14,400,000
Net cash provided by financing activities from continuing operations	4,522,745	13,603,117
Net cash provided by financing activities	4,522,745	13,603,117
Effect of exchange rate changes	3,272	749,738
Net decrease in cash, cash equivalents and restricted cash	(16,596,676)	(2,129,490)
Cash, cash equivalents and restricted cash, at beginning of the period	17,253,995	4,413,218
Cash, cash equivalents and restricted cash, at end of the period	657,319	2,283,728
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	656,468	2,280,198
Restricted cash	851	3,530
Total cash, cash equivalents, and restricted cash	657,319	2,283,728
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	12,450	2,512
Interest paid	35,663	40,450
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Shares issued for acquisition of Changzhou Sixun		8,080,448
Increase of non-controlling interests from acquisition of Changzhou Sixun		273,698
Recognition of right-of use assets and lease liabilities	$ 70,688